Related Party Transactions - Schedule of Related Party Balances with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)
PAG
Related Party Transaction [Line Items]
Interest receivable from related parties					$ 200,000
Maximum aggregate loan amount	$ 522,500
Amount due from related parties, non-current			¥ 2,807,000	$ 400,000
Interest rate	6.00%	6.00%
Related parties due date		Jul. 01, 2024
PAG | Loans
Related Party Transaction [Line Items]
Interest receivable from related parties		¥ 1,437,044	26,435	3,767
Amount due from related parties, non-current		0	2,807,240	400,028
Baidu
Related Party Transaction [Line Items]
Interest receivable from related parties		4,389	3,711	529
Amounts due from related parties, current		2,027,194	1,977,773	281,830
Baidu | Loans
Related Party Transaction [Line Items]
Amounts due from related parties, current		¥ 50,000	¥ 50,000	$ 7,125